UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AXS
Adaptive Plus Fund
Class I/AXSPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (Class I/AXSPX)	$100	1.99%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,296,579
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 8/6/2026	31.5%
United States Treasury Bill, 6/4/2026	25.4%
Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index, 6/16/2026	23.1%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Adaptive Plus Fund

AXS
Tactical Income Fund
Class I/TINIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$81	1.62%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,606,688
Total number of portfolio holdings	12
Portfolio turnover rate as of the end of the reporting period	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
State Street SPDR Bloomberg Convertible Securities ETF	8.1%
iShares Interest Rate Hedged High Yield Bond ETF	7.9%
State Street Blackstone Senior Loan ETF	7.9%
WisdomTree Trust Interest Rate Hedged U.S. Aggregate Bond Fund	7.9%
Vanguard Short-Term Corporate Bond ETF	7.9%
Vanguard Mortgage-Backed Securities ETF	7.9%
Vanguard Short-Term Treasury ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	7.9%
iShares 0-1 Year Treasury Bond ETF	7.8%
Janus Henderson AAA CLO ETF	7.8%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Tactical Income Fund - Class I

AXS
Income Opportunities Fund
Class D/OIODX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$129	2.58%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,916,574
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	26.7%
iShares Core U.S. REIT ETF	26.3%
State Street SPDR Bloomberg Convertible Securities ETF	12.0%
VanEck Mortgage REIT Income ETF	10.9%
Principal Spectrum Preferred Securities Active ETF	9.3%
Janus Henderson AAA CLO ETF	9.1%
Virtus InfraCap U.S. Preferred Stock ETF	4.9%
Asset Allocation
Material Fund Changes
On March 10, 2026, the Fund’s Board of Trustees of the Trust approved a Plan of Liquidation for the Fund and the Fund liquidated on April 17, 2026.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at www.axsinvestments.com/oioix/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Income Opportunities Fund - Class D

AXS
Income Opportunities Fund
Class I/OIOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$79	1.58%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,916,574
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	26.7%
iShares Core U.S. REIT ETF	26.3%
State Street SPDR Bloomberg Convertible Securities ETF	12.0%
VanEck Mortgage REIT Income ETF	10.9%
Principal Spectrum Preferred Securities Active ETF	9.3%
Janus Henderson AAA CLO ETF	9.1%
Virtus InfraCap U.S. Preferred Stock ETF	4.9%
Asset Allocation
Material Fund Changes
On March 10, 2026, the Fund’s Board of Trustees of the Trust approved a Plan of Liquidation for the Fund and the Fund liquidated on April 17, 2026.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at www.axsinvestments.com/oioix/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Income Opportunities Fund - Class I

AXS
FTSE Venture Capital
Return Tracker Fund
Class A/LDVAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$75	1.75%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,152,726
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS FTSE Venture Capital Return Tracker Fund - Class A

AXS
FTSE Venture Capital
Return Tracker Fund
Class C/LDVCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$107	2.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,152,726
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS FTSE Venture Capital Return Tracker Fund - Class C

AXS
FTSE Venture Capital
Return Tracker Fund
Class I/LDVIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$64	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,152,726
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Palantir Technologies, Inc. - Class A	5.1%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.6%
Oracle Corp.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc. - Class A	4.5%
Meta Platforms, Inc. - Class A	4.2%
International Business Machines Corp.	3.8%
Salesforce, Inc.	3.1%
Uber Technologies, Inc.	2.6%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS FTSE Venture Capital Return Tracker Fund - Class I

AXS
Dynamic Opportunity Fund
Class I/ADOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$77	1.57%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,483,522
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	18.5%
NVIDIA Corp.	6.4%
ProShares UltraPro Short QQQ	6.3%
Vertiv Holdings Co. - Class A	5.7%
Apple, Inc.	4.7%
Tesla, Inc.	4.1%
Palantir Technologies, Inc. - Class A	4.0%
ASML Holding N.V.	3.7%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.2%
Asset Allocation
Industry  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/adoix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Dynamic Opportunity Fund- Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Adaptive Plus Fund (Class I: AXSPX) AXS Dynamic Opportunity Fund (Class I: ADOIX) AXS Income Opportunities Fund (Class D: OIODX) (Class I: OIOIX)	AXS Tactical Income Fund (Class I: TINIX) AXS FTSE Venture Capital Return Tracker Fund (Class A: LDVAX) (Class C: LDVCX) (Class I: LDVIX

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

AXS Funds

Each a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 56.9%
	United States Treasury Bill
$8,000,000	0.000%, 6/4/2026	$7,948,560
10,000,000	0.000%, 8/6/2026	9,873,300

	TOTAL U.S. TREASURY BILLS
	(Cost $17,828,201)	17,821,860

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.1%
	CALL OPTIONS — 23.1%
5,514	Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,310.08, Exercise Price: $0.0001, Notional Amount: $55, Expiration Date: June 16, 2026*,1	7,224,464
	TOTAL CALL OPTIONS
	(Cost $4,913,771)	7,224,464

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,913,771)	7,224,464

Number
of Shares
	SHORT-TERM INVESTMENTS — 20.4%
6,383,266	JPMorgan U.S. Government Money Market Fund, 3.25%[2]	6,383,266
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,383,266)	6,383,266

	TOTAL INVESTMENTS — 100.4%
	(Cost $29,125,238)	31,429,590

	Liabilities in Excess of Other Assets — (0.4)%	(133,011)
	TOTAL NET ASSETS — 100.0%	$31,296,579

*	Non-income producing security.
[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

1

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 67.2%
	ADVERTISING — 0.2%
5,000	Trade Desk, Inc. - Class A*	$113,450

	AEROSPACE/DEFENSE — 2.5%
5,500	FTAI Aviation Ltd.	1,347,500

	AUTO MANUFACTURERS — 4.1%
5,951	Tesla, Inc.*	2,212,284

	COMMERCIAL SERVICES — 0.5%
350	United Rentals, Inc.	254,996

	COMPUTERS — 5.0%
10,054	Apple, Inc.	2,551,605
600	Leidos Holdings, Inc.	93,312
1,000	Parsons Corp.*	54,170
		2,699,087
	DIVERSIFIED FINANCIAL SERVICES — 0.9%
2,300	Apollo Global Management, Inc.	256,266
700	Visa, Inc. - Class A	211,568
		467,834
	ENGINEERING & CONSTRUCTION — 2.8%
600	Comfort Systems USA, Inc.	827,394
6,000	Granite Construction, Inc.	719,280
		1,546,674
	HEALTHCARE-PRODUCTS — 1.3%
1,502	Intuitive Surgical, Inc.*	692,407

	INSURANCE — 0.8%
12,000	Equitable Holdings, Inc.	445,320

	INTERNET — 14.3%
5,000	Alphabet, Inc. - Class A	1,437,800
8,500	Amazon.com, Inc.*	1,770,295
1,502	AppLovin Corp. - Class A*	597,796
2,800	Meta Platforms, Inc. - Class A	1,601,964
9,750	Netflix, Inc.*	937,462
4,565	Palo Alto Networks, Inc.*	731,861
1,500	Spotify Technology S.A.*	727,365
		7,804,543
	MACHINERY-CONSTRUCTION & MINING — 5.7%
12,500	Vertiv Holdings Co. - Class A	3,132,250

2

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	METAL FABRICATE/HARDWARE — 0.8%
3,300	Advanced Drainage Systems, Inc.	$452,529

	OIL & GAS SERVICES — 0.2%
1,500	Tidewater, Inc.*	125,325

	PHARMACEUTICALS — 0.4%
6,000	Novo Nordisk A/S - ADR	220,500

	SEMICONDUCTORS — 21.3%
6,000	Advanced Micro Devices, Inc.*	1,220,580
1,503	ASML Holding N.V.	1,985,208
5,707	Broadcom, Inc.	1,766,374
601	KLA Corp.	884,918
3,785	Lam Research Corp.	808,703
20,000	NVIDIA Corp.	3,488,000
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,453,185
		11,606,968
	SOFTWARE — 5.5%
1,700	Microsoft Corp.	629,289
15,086	Palantir Technologies, Inc. - Class A*	2,206,780
1,500	ServiceNow, Inc.*	156,825
		2,992,894
	TELECOMMUNICATIONS — 0.9%
4,000	Arista Networks, Inc.*	491,120

	TOTAL COMMON STOCKS
	(Cost $24,998,549)	36,605,681

	EXCHANGE-TRADED FUNDS — 11.9%
37,000	ProShares Short S&P500	1,403,410
42,689	ProShares UltraPro Short QQQ	3,436,037
22,120	ProShares UltraShort S&P500	1,664,530
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,110,758)	6,503,977

	MUTUAL FUNDS — 18.5%
	EQUITY FUND — 18.5%
907,080	AXS Adaptive Plus Fund - Class I1	10,086,725
	TOTAL MUTUAL FUNDS
	(Cost $10,585,934)	10,086,725

	SHORT-TERM INVESTMENTS — 1.3%
329,929	Goldman Sachs Financial Square Government Fund, 3.25%[2]	329,929
3

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
382,694	JPMorgan U.S. Government Money Market Fund, 3.25%[2]	$382,694
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $712,623)	712,623

	TOTAL INVESTMENTS — 98.9%
	(Cost $44,407,864)	53,909,006
	Other Assets in Excess of Liabilities — 1.1%	574,516
	TOTAL NET ASSETS — 100.0%	$54,483,522

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.2%
66,350	iShares Core U.S. REIT ETF	$3,927,257
47,850	iShares Residential and Multisector Real Estate ETF	3,981,598
26,989	Janus Henderson AAA CLO ETF	1,359,436
73,183	Principal Spectrum Preferred Securities Active ETF	1,377,304
19,558	State Street SPDR Bloomberg Convertible Securities ETF	1,789,948
158,507	VanEck Mortgage REIT Income ETF	1,626,282
35,836	Virtus InfraCap U.S. Preferred Stock ETF	729,621
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $14,778,776)	14,791,446

	SHORT-TERM INVESTMENTS — 1.9%
283,729	JPMorgan U.S. Government Money Market Fund, 3.25%[1]	283,729
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $283,729)	283,729

	TOTAL INVESTMENTS — 101.1%
	(Cost $15,062,505)	15,075,175
	Liabilities in Excess of Other Assets — (1.1)%	(158,601)
	TOTAL NET ASSETS — 100.0%	$14,916,574

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

5

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 86.8%
45,187	Alerian MLP ETF	$2,378,644
21,803	iShares 0-1 Year Treasury Bond ETF	2,406,833
28,387	iShares Interest Rate Hedged High Yield Bond ETF	2,430,211
47,647	Janus Henderson AAA CLO ETF	2,399,979
60,287	State Street Blackstone Senior Loan ETF	2,419,920
27,029	State Street SPDR Bloomberg Convertible Securities ETF	2,473,694
51,370	Vanguard Mortgage-Backed Securities ETF	2,411,822
30,449	Vanguard Short-Term Corporate Bond ETF	2,413,692
48,191	Vanguard Short-Term Inflation-Protected Securities ETF	2,407,141
41,147	Vanguard Short-Term Treasury ETF	2,408,745
107,225	WisdomTree Trust Interest Rate Hedged U.S. Aggregate Bond Fund	2,417,645
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $26,215,498)	26,568,326

	SHORT-TERM INVESTMENTS — 26.7%
8,182,402	JPMorgan U.S. Government Money Market Fund, 3.25%[1]	8,182,402
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,182,402)	8,182,402

	TOTAL INVESTMENTS — 113.5%
	(Cost $34,397,900)	34,750,728
	Liabilities in Excess of Other Assets — (13.5)%	(4,144,040)
	TOTAL NET ASSETS — 100.0%	$30,606,688

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.2%
	AEROSPACE/DEFENSE — 2.3%
1,564	Boeing Co.*	$311,283
1,951	General Electric Co.	553,635
441	Lockheed Martin Corp.	266,536
2,433	RTX Corp.	469,326
		1,600,780
	AGRICULTURE — 0.3%
1,168	Altria Group, Inc.	77,076
981	Philip Morris International, Inc.	162,199
		239,275
	AUTO MANUFACTURERS — 0.1%
175	Tesla, Inc.*	65,056

	BANKS — 2.4%
5,760	Bank of America Corp.	280,800
1,489	Citigroup, Inc.	168,867
227	Goldman Sachs Group, Inc.	192,040
2,318	JPMorgan Chase & Co.	681,863
1,038	Morgan Stanley	170,824
2,580	Wells Fargo & Co.	205,394
		1,699,788
	BEVERAGES — 0.6%
2,888	Coca-Cola Co.	219,632
521	Monster Beverage Corp.*	37,752
953	PepsiCo, Inc.	147,991
		405,375
	BIOTECHNOLOGY — 0.1%
89	Amgen, Inc.	31,314
594	Corteva, Inc.	49,724
		81,038
	BUILDING MATERIALS — 0.1%
55	Martin Marietta Materials, Inc.	32,377
103	Vulcan Materials Co.	28,047
		60,424
	CHEMICALS — 0.6%
165	Air Products and Chemicals, Inc.	47,931
244	Ecolab, Inc.	64,909
451	Linde PLC[1]	223,587
209	Sherwin-Williams Co.	66,995
		403,422
7

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 1.8%
4,964	Automatic Data Processing, Inc.[2]	$1,008,586
624	S&P Global, Inc.	265,412
		1,273,998
	COMPUTERS — 10.2%
7,336	Accenture PLC - Class A1	1,454,655
3,579	Apple, Inc.[2]	908,314
5,849	Cognizant Technology Solutions Corp. - Class A	358,836
3,089	Crowdstrike Holdings, Inc. - Class A*,2	1,205,977
7,541	Fortinet, Inc.*,2	616,251
11,332	International Business Machines Corp.[2]	2,746,764
		7,290,797
	COSMETICS/PERSONAL CARE — 0.4%
558	Colgate-Palmolive Co.	47,558
1,629	Procter & Gamble Co.	235,293
		282,851
	DISTRIBUTION/WHOLESALE — 0.6%
11,752	Copart, Inc.*	390,166

	DIVERSIFIED FINANCIAL SERVICES — 6.9%
457	American Express Co.	138,234
2,735	Coinbase Global, Inc. - Class A*	477,558
6,606	Mastercard, Inc. - Class A2	3,300,754
3,280	Visa, Inc. - Class A2	991,347
		4,907,893
	ELECTRIC — 0.0%
170	NextEra Energy, Inc.	15,789
92	Southern Co.	8,880
		24,669
	ELECTRONICS — 0.4%
1,305	Honeywell International, Inc.	294,969

	FOOD — 0.1%
852	Mondelez International, Inc. - Class A	49,109
318	Sysco Corp.	22,683
		71,792
	HEALTHCARE-PRODUCTS — 3.8%
3,863	Abbott Laboratories	396,614
618	Agilent Technologies, Inc.	70,440
3,093	Boston Scientific Corp.*	194,086

8

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
1,608	Danaher Corp.	$304,877
1,283	Edwards Lifesciences Corp.*	102,743
999	GE HealthCare Technologies, Inc.	71,109
155	IDEXX Laboratories, Inc.*	87,093
796	Intuitive Surgical, Inc.*	366,948
2,876	Medtronic PLC[1]	249,205
272	Natera, Inc.*	54,397
306	ResMed, Inc.	68,691
211	STERIS PLC[1]	46,658
827	Stryker Corp.	271,744
896	Thermo Fisher Scientific, Inc.	440,411
		2,725,016
	HEALTHCARE-SERVICES — 1.7%
627	Cigna Group	167,252
500	Elevance Health, Inc.	146,375
536	HCA Healthcare, Inc.	253,657
252	Humana, Inc.	43,694
180	Labcorp Holdings, Inc.	48,026
2,011	UnitedHealth Group, Inc.[2]	544,157
		1,203,161
	INSURANCE — 2.4%
3,571	Berkshire Hathaway, Inc. - Class B*,2	1,711,223

	INTERNET — 27.1%
5,693	Airbnb, Inc. - Class A*	718,912
11,006	Alphabet, Inc. - Class A2	3,164,885
587	Amazon.com, Inc.*	122,254
3,847	AppLovin Corp. - Class A*	1,531,106
4,808	DoorDash, Inc. - Class A*	721,921
5,439	eBay, Inc.	495,058
505	MercadoLibre, Inc.*	873,155
5,266	Meta Platforms, Inc. - Class A2	3,012,837
35,440	Netflix, Inc.*,2	3,407,556
9,720	Palo Alto Networks, Inc.*,2	1,558,310
10,162	Robinhood Markets, Inc. - Class A*	704,227
2,216	Spotify Technology S.A.*,1	1,074,561
25,959	Uber Technologies, Inc.*,2	1,867,231
		19,252,013
	IRON/STEEL — 0.0%
173	Nucor Corp.	29,254

9

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.9%
904	Caterpillar, Inc.	$640,448
20	GE Vernova, Inc.	17,458
		657,906
	MEDIA — 0.1%
30	Charter Communications, Inc. - Class A*	6,476
1,343	Comcast Corp. - Class A	38,558
		45,034
	MINING — 0.3%
1,396	Freeport-McMoRan, Inc.	82,057
962	Newmont Corp.	104,136
		186,193
	OIL & GAS — 1.0%
952	Chevron Corp.	196,969
573	ConocoPhillips	75,636
214	EOG Resources, Inc.	30,938
1,957	Exxon Mobil Corp.	332,025
123	Marathon Petroleum Corp.	30,034
180	Phillips 66	32,792
139	Valero Energy Corp.	34,344
		732,738
	OIL & GAS SERVICES — 0.1%
653	SLB Ltd.[1]	33,558

	PHARMACEUTICALS — 1.1%
292	AbbVie, Inc.	63,507
590	Becton Dickinson & Co.	92,766
415	Cencora, Inc.	130,368
2,650	CVS Health Corp.	190,323
847	Dexcom, Inc.*	53,192
141	Eli Lilly & Co.	129,687
397	Johnson & Johnson	97,043
408	Merck & Co., Inc.	49,078
		805,964
	PIPELINES — 0.1%
898	Kinder Morgan, Inc.	30,110
554	Williams Cos., Inc.	40,320
		70,430
	RETAIL — 0.6%
25	Costco Wholesale Corp.	24,911

10

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
58	Home Depot, Inc.	$19,075
3,263	Walmart, Inc.	405,526
		449,512
	SEMICONDUCTORS — 2.4%
359	Advanced Micro Devices, Inc.*	73,031
165	Applied Materials, Inc.	56,395
1,127	Broadcom, Inc.	348,818
1,087	Intel Corp.*	47,969
280	Lam Research Corp.	59,825
233	Micron Technology, Inc.	78,717
5,862	NVIDIA Corp.	1,022,333
203	Texas Instruments, Inc.	39,411
		1,726,499
	SOFTWARE — 32.9%
5,049	Adobe, Inc.*,2	1,227,311
2,581	Autodesk, Inc.*,2	617,891
3,294	Cadence Design Systems, Inc.*,2	915,304
3,126	Cloudflare, Inc. - Class A*	645,019
4,235	Datadog, Inc. - Class A*	499,942
2,616	Electronic Arts, Inc.	533,324
3,432	Intuit, Inc.[2]	1,483,928
8,654	Microsoft Corp.[2]	3,203,451
22,291	Oracle Corp.[2]	3,279,229
24,987	Palantir Technologies, Inc. - Class A*	3,655,098
7,850	ROBLOX Corp. - Class A*	443,996
1,309	Roper Technologies, Inc.[2]	463,203
11,718	Salesforce, Inc.[2]	2,187,399
12,872	ServiceNow, Inc.*,2	1,345,768
4,530	Snowflake, Inc.*,2	683,215
3,415	Strategy, Inc.*	426,192
2,499	Synopsys, Inc.*,2	990,804
2,081	Take-Two Interactive Software, Inc.*	410,997
346	Veeva Systems, Inc. - Class A*	60,778
2,551	Workday, Inc. - Class A*,2	331,426
		23,404,275
	TELECOMMUNICATIONS — 0.4%
90	AST SpaceMobile, Inc.*	7,458
2,510	AT&T, Inc.	72,765
898	Cisco Systems, Inc.	69,676
45	EchoStar Corp. - Class A*	5,268
302	Lumen Technologies, Inc.*	2,099
35	Millicom International Cellular S.A.[1]	2,623

11

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
32	Telephone and Data Systems, Inc.	$1,347
219	T-Mobile US, Inc.	45,997
1,450	Verizon Communications, Inc.	72,790
		280,023
	TRANSPORTATION — 0.4%
1,212	Union Pacific Corp.	294,055
	TOTAL COMMON STOCKS
	(Cost $61,027,681)	72,699,147

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
$129,601	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	129,601
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $129,601)	129,601

	TOTAL INVESTMENTS — 102.4%
	(Cost $61,157,282)	72,828,748

	Liabilities in Excess of Other Assets — (2.4)%	(1,676,022)
	TOTAL NET ASSETS — 100.0%	$71,152,726

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2026, the aggregate value of those securities was $23,622,247, representing 33.2% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	4/2/26	$77,159,122	$4,099	$(109,985)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	4/2/26	27,036,134	1,304	(1,341,485)
TOTAL EQUITY SWAP CONTRACTS								$(1,451,470)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 8.21% and (8.14)%, respectively.
[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
9,250	Palantir Technologies, Inc. - Class A	$1,353,090	5.00%
13,186	Netflix, Inc.	1,267,834	4.69%
2,454	Mastercard, Inc. - Class A	1,226,166	4.54%
8,272	Oracle Corp.	1,216,894	4.50%
3,231	Microsoft Corp.	1,196,019	4.42%
4,070	Alphabet, Inc. - Class A	1,170,369	4.33%
1,957	Meta Platforms, Inc. - Class A	1,119,658	4.14%
4,204	International Business Machines Corp.	1,019,008	3.77%
4,349	Salesforce, Inc.	811,828	3.00%
9,526	Uber Technologies, Inc.	685,205	2.53%
1,325	Berkshire Hathaway, Inc. - Class B	634,940	2.35%
1,472	AppLovin Corp. - Class A	585,856	2.17%
3,585	Palo Alto Networks, Inc.	574,747	2.13%
2,812	Accenture PLC - Class A	557,591	2.06%
1,273	Intuit, Inc.	550,420	2.04%
4,750	ServiceNow, Inc.	496,613	1.84%
1,890	Adobe, Inc.	459,421	1.70%
1,146	Crowdstrike Holdings, Inc. - Class A	447,410	1.65%
235	MercadoLibre, Inc.	406,320	1.50%
837	Spotify Technology S.A.	405,870	1.50%
2,175	NVIDIA Corp.	379,320	1.40%
1,828	Automatic Data Processing, Inc.	371,413	1.37%
1,218	Visa, Inc. - Class A	368,128	1.36%
919	Synopsys, Inc.	364,365	1.35%
1,231	Cadence Design Systems, Inc.	342,058	1.27%
1,329	Apple, Inc.	337,287	1.25%
1,773	DoorDash, Inc. - Class A	266,216	0.98%
2,098	Airbnb, Inc. - Class A	264,935	0.98%
3,743	Robinhood Markets, Inc. - Class A	259,390	0.96%
860	JPMorgan Chase & Co.	252,978	0.94%
1,675	Snowflake, Inc.	252,624	0.93%
1,160	Cloudflare, Inc. - Class A	239,354	0.89%
337	Caterpillar, Inc.	238,751	0.88%
961	Autodesk, Inc.	230,063	0.85%
2,800	Fortinet, Inc.	228,816	0.85%
724	General Electric Co.	205,449	0.76%
746	UnitedHealth Group, Inc.	201,860	0.75%
978	Electronic Arts, Inc.	199,385	0.74%
1,563	Datadog, Inc. - Class A	184,512	0.68%
2,014	eBay, Inc.	183,314	0.68%
1,029	Coinbase Global, Inc. - Class A	179,674	0.66%
903	RTX Corp.	174,189	0.64%
486	Roper Technologies, Inc.	171,976	0.64%
2,912	ROBLOX Corp. - Class A	164,703	0.61%
334	Thermo Fisher Scientific, Inc.	164,171	0.61%
1,263	Strategy, Inc.	157,622	0.58%
1,217	Walmart, Inc.	151,249	0.56%
763	Take-Two Interactive Software, Inc.	150,693	0.56%
1,434	Abbott Laboratories	147,229	0.54%
4,316	Copart, Inc.	143,291	0.53%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.
13

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2026 (Unaudited)

	Adaptive	Dynamic Opportunity	Income Opportunities
	Plus Fund	Fund	Fund
Assets:
Investments, at value (cost $24,211,467, $33,821,930 and $15,062,505, respectively)	$24,205,126	$43,822,281	$15,075,175
Investments in affiliated issuers, at value (cost $0, $10,585,934 and $0, respectively)	-	10,086,725	-
Purchased options contracts, at value (cost $4,913,771, $0 and $0, respectively)	7,224,464	-	-
Cash	-	129,572	-
Cash deposited with brokers	-	601,675	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	-	-
Variation margin	-	-	-
Dividends and interest	18,425	12,721	6,769
Reclaims receivable	-	2,582	-
Prepaid expenses and other assets	1,564	7,006	16,228
Total assets	31,449,579	54,662,562	15,098,172

Liabilities:
Unrealized depreciation on open swap contracts	-	-	-
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	13,633	21,915	50,000
Advisory fees	29,911	54,270	1,702
Distribution fees - Class A (Note 7)	-	546	-
Distribution fees - Class A & Class C (Note 7)	-	-	-
Distribution fees - Class A & Class D (Note 7)	-	-	6,285
Fund accounting and administration fees	40,955	27,305	34,136
Transfer agent fees and expenses	16,569	5,019	14,166
Trustees' deferred compensation (Note 3)	13,518	15,579	20,685
Legal fees	9,914	7,965	15,300
Auditing fees	8,478	9,603	9,753
Chief Compliance Officer fees	6,031	1,329	3,077
Trustees' fees and expenses	5,494	1,687	6,438
Sub-transfer agent fees and expenses	4,806	20,894	6,513
Shareholder reporting fees	1,497	2,751	5,084
Custody fees	406	3,840	2,914
Accrued other expenses	1,788	6,337	5,545
Total liabilities	153,000	179,040	181,598
Commitments and contingencies (Note 3)
Net Assets	$31,296,579	$54,483,522	$14,916,574

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,677,921	$47,029,275	$67,591,856
Total distributable earnings (accumulated deficit)	2,618,658	7,454,247	(52,675,282)
Net Assets	$31,296,579	$54,483,522	$14,916,574

Maximum Offering Price per Share:
Class D Shares:
Net assets applicable to shares outstanding			$3,540,739
Shares of beneficial interest issued and outstanding			237,968
Redemption price per share			$14.88

Class I Shares:
Net assets applicable to shares outstanding	$31,296,579	$54,483,522	$11,375,835
Shares of beneficial interest issued and outstanding	2,814,241	2,954,582	742,385
Redemption price per share[1]	$11.12	$18.44	$15.32

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Adaptive Plus Fund and Income Opportunities Fund do not have redemption fees.

See accompanying Notes to Financial Statements.

14

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tactical Income	FTSE Venture Capital
	Fund	Return Tracker Fund
Assets:
Investments, at value (cost $34,397,900 and $61,157,282, respectively)	$34,750,728	$72,828,748
Investments in affiliated issuers, at value (cost $0 and $0, respectively)	-	-
Purchased options contracts, at value (cost $0 and $0, respectively)	-	-
Cash	16,831	39,624
Cash deposited with brokers	1,234	-
Receivables:
Investment securities sold	9,995,188	-
Fund shares sold	24,985	25,811
Variation margin	-	14,479
Dividends and interest	17,641	20,867
Reclaims receivable	-	-
Prepaid expenses and other assets	11,707	27,194
Total assets	44,818,314	72,956,723

Liabilities:
Unrealized depreciation on open swap contracts	-	1,451,470
Payables:
Investment securities purchased	14,098,979	-
Fund shares redeemed	14,879	100,604
Advisory fees	25,172	57,261
Distribution fees - Class A (Note 7)	757	-
Distribution fees - Class A & Class C (Note 7)	-	7,053
Distribution fees - Class A & Class D (Note 7)	-	-
Fund accounting and administration fees	15,540	53,815
Transfer agent fees and expenses	5,118	18,802
Trustees' deferred compensation (Note 3)	9,149	64,303
Legal fees	7,435	9,846
Auditing fees	11,742	11,610
Chief Compliance Officer fees	2,065	5,220
Trustees' fees and expenses	1,838	4,022
Sub-transfer agent fees and expenses	10,642	5,937
Shareholder reporting fees	3,378	8,060
Custody fees	2,539	2,551
Accrued other expenses	2,393	3,443
Total liabilities	14,211,626	1,803,997
Commitments and contingencies (Note 3)
Net Assets	$30,606,688	$71,152,726

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,461,608	$141,445,532
Total distributable earnings (accumulated deficit)	(8,854,920)	(70,292,806)
Net Assets	$30,606,688	$71,152,726

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding		$18,866,534
Shares of beneficial interest issued and outstanding		858,927
Redemption price per share[2]		$21.97
Maximum sales charge (5.75% of offering price)[3]		1.34
Maximum offering price to public		$23.31

Class C Shares:
Net assets applicable to shares outstanding		$3,046,166
Shares of beneficial interest issued and outstanding		150,975
Redemption price per share[2,4]		$20.18

Class I Shares:
Net assets applicable to shares outstanding	$30,606,688	$49,240,026
Shares of beneficial interest issued and outstanding	3,490,722	2,191,933
Redemption price per share[2]	$8.77	$22.46

[2]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[3]	No sales charge applies on investments of $1 million or more.
[4]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

15

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (Unaudited)

	Adaptive Plus	Dynamic Opportunity	Income Opportunities
	Fund	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $2,734 and $0, respectively)	$-	$216,473	$602,428
Dividends from affiliated issuers	-	142,744	-
Interest	481,782	29,139	5,965
Total investment income	481,782	388,356	608,393

Expenses:
Advisory fees	250,339	353,811	104,561
Fund accounting and administration fees	53,435	51,341	33,881
Sub-transfer agent fees and expenses	18,372	28,305	12,524
Transfer agent fees and expenses	15,820	8,703	6,119
Registration fees	14,911	14,785	18,794
Auditing fees	8,478	9,353	9,503
Trustees' fees and expenses	7,311	6,026	5,965
Legal fees	6,113	6,896	705
Chief Compliance Officer fees	4,792	2,601	2,461
Custody fees	4,536	5,001	6,350
Shareholder reporting fees	3,114	5,135	6,764
Miscellaneous	1,835	2,746	3,595
Insurance fees	1,776	1,182	1,220
Distribution fees - Class A (Note 7)	-	-	-
Distribution fees - Class C (Note 7)	-	-	-
Distribution fees - Class D (Note 7)	-	-	18,993
Interest expense	-	-	19,487
Total expenses	390,832	495,885	250,922
Advisory fees recovered (waived)	(58,715)	-	(66,375)
Affiliated fund fee waived (Note 3)	-	(51,565)	-
Net expenses	332,117	444,320	184,547
Net investment income (loss)	149,665	(55,964)	423,846

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-	1,400,528	(431,660)
Purchased options contracts	549,766	-	-
Swap contracts	-	-	-
Net realized gain (loss)	549,766	1,400,528	(431,660)
Capital gain distributions from affiliated regulated invesmtent companies	-	54,657	-
Net change in unrealized appreciation/depreciation on:
Investments	(13,457)	(2,897,575)	97,504
Investments in affiliated issuers	-	(39,344)	-
Purchased options contracts	(186,672)	-	-
Swap contracts	-	-	-
Net change in unrealized appreciation/depreciation	(200,129)	(2,936,919)	97,504
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain (loss)	349,637	(1,536,391)	(334,156)
Net Increase (Decrease) in Net Assets from Operations	$499,302	$(1,592,355)	$89,690

See accompanying Notes to Financial Statements.

16

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2026 (Unaudited)

	Tactical Income	FTSE Venture Capital
	Fund	Return Tracker Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $28, respectively)	$798,722	$319,579
Dividends from affiliated issuers	-	-
Interest	13,437	14,523
Total investment income	812,159	334,102

Expenses:
Advisory fees	155,829	590,715
Fund accounting and administration fees	31,198	98,302
Sub-transfer agent fees and expenses	12,545	24,523
Transfer agent fees and expenses	6,199	25,432
Registration fees	12,583	24,565
Auditing fees	11,492	11,610
Trustees' fees and expenses	3,894	12,774
Legal fees	4,596	7,214
Chief Compliance Officer fees	1,844	6,157
Custody fees	5,399	15,880
Shareholder reporting fees	4,483	9,092
Miscellaneous	1,625	3,570
Insurance fees	666	2,121
Distribution fees - Class A (Note 7)	-	31,605
Distribution fees - Class C (Note 7)	-	19,863
Distribution fees - Class D (Note 7)	-	-
Interest expense	347	411
Total expenses	252,700	883,834
Advisory fees recovered (waived)	-	(123,437)
Affiliated fund fee waived (Note 3)	-	-
Net expenses	-	760,397
Net investment income (loss)	559,459	(426,295)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,757	9,040,542
Purchased options contracts	-	-
Swap contracts	-	(5,300,341)
Net realized gain (loss)	1,757	3,740,201
Capital gain distributions from regulated invesmtent companies	-	-
Net change in unrealized appreciation/depreciation on:
Investments	(333,597)	(29,718,803)
Investments in affiliated issuers	-	-
Purchased options contracts	-	-
Swap contracts	-	(4,031,733)
Net change in unrealized appreciation/depreciation	(333,597)	(33,750,536)
Net increase from payment by affiliates (Note 3)	-	16
Net realized and unrealized gain (loss)	(331,840)	(30,010,319)
Net Increase (Decrease) in Net Assets from Operations	$227,619	$(30,436,614)

See accompanying Notes to Financial Statements.

17

AXS Adaptive Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$149,665	$616,928
Net realized gain (loss) on investments and purchased options contracts	549,766	191,861
Net change in unrealized appreciation/depreciation on investments and purchased options contracts	(200,129)	(2,754,506)
Net increase (decrease) in net assets resulting from operations	499,302	(1,945,717)

Distributions to Shareholders:
Distributions:
Class I	(683,429)	(2,165,540)
Total distributions to shareholders	(683,429)	(2,165,540)

Capital Transactions:
Net proceeds from shares sold:
Class I	1,176,379	9,883,056
Reinvestment of distributions:
Class I	683,223	2,163,039
Cost of shares redeemed:
Class I	(6,028,575)	(31,027,569)
Net increase (decrease) in net assets from capital transactions	(4,168,973)	(18,981,474)

Total increase (decrease) in net assets	(4,353,100)	(23,092,731)

Net Assets:
Beginning of period	35,649,679	58,742,410
End of period	$31,296,579	$35,649,679

Capital Share Transactions:
Shares sold:
Class I	105,072	930,644
Shares reinvested:
Class I	63,028	188,912
Shares redeemed:
Class I	(545,084)	(2,868,465)
Net increase (decrease) in capital share transactions	(376,984)	(1,748,909)

See accompanying Notes to Financial Statements.

18

AXS Dynamic Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(55,964)	$252,360
securities sold short and written options contracts	1,400,528	1,650,628
Capital gain distributions from affiliated regulated invesmtent companies	54,657	203,372
and purchased options contracts	(2,936,919)	4,245,729
Net increase (decrease) in net assets resulting from operations	(1,537,698)	6,352,089

Distributions to Shareholders:
Distributions:
Class A	-	(317,548)
Class I	(1,588,496)	(10,349,271)
Total distributions to shareholders	(1,588,496)	(10,666,819)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	100
Class I	2,025,834	9,990,405 [2]
Reinvestment of distributions:
Class A1	-	317,324
Class I	1,568,571	10,233,230
Cost of shares redeemed:
Class A1,3	-	(1,758,753)[4]
Class I5	(3,408,858)	(13,429,927)
Net increase (decrease) in net assets from capital transactions	185,547	5,352,379

Total increase (decrease) in net assets	(2,940,647)	1,037,649

Net Assets:
Beginning of year	57,424,169	56,386,520
End of year	$54,483,522	$57,424,169

Capital Share Transactions:
Shares sold:
Class A1	-	5
Class I	105,705	526,192 [6]
Shares reinvested:
Class A1	-	18,417
Class I	82,949	579,786
Shares redeemed:
Class A1	-	(102,283)[7]
Class I	(178,871)	(757,532)
Net increase (decrease) in capital share transactions	9,783	264,585

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $1,724,334 converted from Class A to Class I.
[3]	Net of redemption fees of $0 and $0, respectively.
[4]	Cost of shares redeemed include $1,724,334 converted from Class A to Class I.
[5]	Net of redemption fees of $0 and $2,161, respectively.
[6]	Shares sold include 98,168 converted from Class A to Class I.
[7]	Shares redeemed include 100,577 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

19

AXS Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$423,846	$1,690,543
Net realized gain (loss) on investments	(431,660)	(2,726,462)
Net change in unrealized appreciation/depreciation on investments	97,504	(1,742,066)
Net increase (decrease) in net assets resulting from operations	89,690	(2,777,985)

Distributions to Shareholders:
Distributions:
Class A	-	(37,483)
Class D	(74,673)	(170,748)
Class I	(348,198)	(1,487,331)
Return of Capital:
Class D	-	(20,460)
Class I	-	(185,899)
Total distributions to shareholders	(422,871)	(1,901,921)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	3,871
Class D	8,419	27,635
Class I	172,623	4,107,000 [2]
Reinvestment of distributions:
Class A1	-	31,342
Class D	56,712	154,435
Class I	281,509	1,512,647
Cost of shares redeemed:
Class A1	-	(2,233,091)[3]
Class D	(467,842)	(1,915,664)
Class I	(14,939,310)	(25,281,040)
Net increase (decrease) in net assets from capital transactions	(14,887,889)	(23,592,865)

Total increase (decrease) in net assets	(15,221,070)	(28,272,771)

Net Assets:
Beginning of period	30,137,644	58,410,415
End of period	$14,916,574	$30,137,644

Capital Share Transactions:
Shares sold:
Class A1	-	225
Class D	555	1,780
Class I	11,020	253,531 [4]
Shares reinvested:
Class A1	-	1,936
Class D	3,806	10,021
Class I	18,327	95,547
Shares redeemed:
Class A1	-	(139,560)[5]
Class D	(30,882)	(125,316)
Class I	(954,364)	(1,584,519)
Net increase (decrease) in capital share transactions	(951,538)	(1,486,355)

[1]	Class A shares were converted into Class I shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $2,139,460 converted from Class A to Class I.
[3]	Cost of shares redeemed include $2,139,460 converted from Class A to Class I.
[4]	Shares sold include 133,466 converted from Class A to Class I.
[5]	Shares redeemed include 133,955 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

20

AXS Tactical Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$559,459	$1,097,637
Net realized gain (loss) on investments and securities sold short	1,757	14,894
Net change in unrealized appreciation/depreciation on investments	(333,597)	(117,992)
Net increase (decrease) in net assets resulting from operations	227,619	994,539

Distributions to Shareholders:
Distributions:
Class A1	-	(8,115)
Class I	(560,655)	(1,123,979)
Total distributions to shareholders	(560,655)	(1,132,094)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	-
Class I	3,001,284	7,824,059 [2]
Reinvestment of distributions:
Class A1	-	8,035
Class I	555,747	1,115,475
Cost of shares redeemed:
Class A1,3	-	(1,267,719)[4]
Class I5	(4,439,520)	(9,634,757)
Net increase (decrease) in net assets from capital transactions	(882,489)	(1,954,907)

Total increase (decrease) in net assets	(1,215,525)	(2,092,462)

Net Assets:
Beginning of period	31,822,213	33,914,675
End of period	$30,606,688	$31,822,213

Capital Share Transactions:
Shares sold:
Class A1	-	-
Class I	339,011	887,546 [6]
Shares reinvested:
Class A1	-	900
Class I	62,783	126,700
Shares redeemed:
Class A1	-	(142,741)[7]
Class I	(501,950)	(1,093,842)
Net increase (decrease) in capital share transactions	(100,156)	(221,437)

[1]	Class A shares were converted into Class I Shares effective as of the close of business on January 10, 2025.
[2]	Proceeds from shares sold include $1,240,606 converted from Class A to Class I.
[3]	Net of redemption fees of $0 and $0, respectively.
[4]	Cost of shares redeemed include $1,240,606 converted from Class A to Class I.
[5]	Net of redemption fees of $0 and $839, respectively.
[6]	Shares sold include 141,672 converted from Class A to Class I.
[7]	Shares redeemed include 139,709 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

21

AXS FTSE Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(426,295)	$(878,369)
Net realized gain (loss) on investments and swap contracts	3,740,201	18,061,351
Net change in unrealized appreciation/depreciation on investments and swap contracts	(33,750,536)	12,456,004
Net increase from payment by affiliates (Note 3)	16	-
Net increase (decrease) in net assets resulting from operations	(30,436,614)	29,638,986

Capital Transactions:
Net proceeds from shares sold:
Class A	330,479	2,500,783
Class C	24,038	212,647
Class I	1,698,187	10,663,133
Cost of shares redeemed:
Class A1	(3,912,921)	(10,698,898)
Class C2	(331,145)	(874,418)
Class I3	(9,391,207)	(15,160,211)
Net increase (decrease) in net assets from capital transactions	(11,582,569)	(13,356,964)

Total increase (decrease) in net assets	(42,019,183)	16,282,022

Net Assets:
Beginning of period	113,171,909	96,889,887
End of period	$71,152,726	$113,171,909

Capital Share Transactions:
Shares sold:
Class A	12,100	95,527
Class C	963	9,039
Class I	63,287	403,847
Shares redeemed:
Class A	(146,405)	(411,604)
Class C	(14,181)	(35,887)
Class I	(352,001)	(594,591)
Net increase (decrease) in capital share transactions	(436,237)	(533,669)

[1]	Net of redemption fee proceeds of $20 and $588, respectively.
[2]	Net of redemption fee proceeds of $0 and $6, respectively.
[3]	Net of redemption fee proceeds of $188 and $881, respectively.

See accompanying Notes to Financial Statements.

22

AXS Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2026 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$89,690
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(3,010,906)
Sales of long-term investments	18,279,131
Return of capital dividends received	65,096
Purchase/Sale of short-term investments, net	332,781
(Increase) Decrease in Assets:
Dividends and interest receivables	(5,756)
Prepaid expenses and other assets	1,646
Increase (Decrease) in Liabilities:
Investment securities purchased payable	(200)
Interest expense	(3,127)
Advisory fees payable	(12,572)
Accrued expenses	14,947
Net realized (gain)/loss	431,860
Net change in unrealized appreciation/depreciation	(97,504)
Net cash provided by (used for) operating activities	16,085,086

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	186,983
Cost of shares redeemed	(15,490,616)
Dividends paid to shareholders, net of reinvestments	(84,650)
Loan payable	(701,192)
Net cash provided by (used for) financing activities	(16,089,475)

Net Increase (Decrease) in cash	(4,389)

Cash and cash equivalents
Beginning cash balance	4,389
Beginning cash held at broker	-
Total beginning cash and cash equivalents	4,389

Ending cash balance	-
Ending cash held at broker	-
Total ending cash and cash equivalents	$-
Supplemental disclosure of interest expense paid	$22,614

Non cash financing activities not included herein consist of $338,221 of reinvested dividends.

See accompanying Notes to Financial Statements.

23

AXS Adaptive Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended				September 15, 2022*
	March 31, 2026	For the Year Ended September 30,			through
	(Unaudited)	2025	2024	2023	September 30, 2022
Net asset value, beginning of period	$11.17	$11.89	$9.92	$10.31	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.15	0.23	0.16	- [2]
Net realized and unrealized gain (loss) on investments and purchased options contracts	0.12	(0.41)	1.87	(0.52)	0.31
Net increase from payment by affiliates	-	-	-	- [2,3]	-
Total from investment operations	0.17	(0.26)	2.10	(0.36)	0.31

Less Distributions:
From net investment income	(0.16)	(0.22)	(0.13)	(0.03)	-
From net realized gain	(0.06)	(0.24)	-	-	-
Total distributions	(0.22)	(0.46)	(0.13)	(0.03)	-

Net asset value, end of period	$11.12	$11.17	$11.89	$9.92	$10.31

Total return[4]	1.59%[5]	(2.33)%	21.42%	(3.51)%	3.10%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,297	$35,650	$58,742	$31,383	$11,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.34%[6]	2.14%	2.02%	2.31%	19.43%[6]
After fees waived and expenses absorbed/recovered	1.99%[6]	1.99%	1.99%	1.99%	1.99%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.55%[6]	1.26%	2.01%	1.29%	(17.50)%[6]
After fees waived and expenses absorbed/recovered	0.90%[6]	1.41%	2.04%	1.61%	(0.06)%[6]

Portfolio turnover rate	-%[5]	-%	-%	-%	-%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $389 for an error during processing for the year ended September 30, 2023. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

24

AXS Dynamic Opportunity Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,		For the Period Ended	For the Year Ended December 31,
	(Unaudited)	2025	2024	September 30, 2023**	2022	2021	2020
Net asset value, beginning of period	$19.50	$21.05	$17.07	$16.88	$20.62	$20.92	$17.82
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.09	0.01	0.11	(0.08)	(0.20)	(0.26)
Net realized and unrealized gain (loss)	(0.50)	2.23	4.20	0.08	(2.55)	0.39	4.27
Total from investment operations	(0.52)	2.32	4.21	0.19	(2.63)	0.19	4.01

Less Distributions:
From net investment income	(0.07)	(0.02)	(0.23)	-	(1.11)	(0.49)	(0.89)
From net realized gain	(0.47)	(3.85)	-	-	-	-	-
From return of capital	-	-	-	-	-	- [2]	(0.02)
Total distributions	(0.54)	(3.87)	(0.23)	-	(1.11)	(0.49)	(0.91)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$18.44	$19.50	$21.05	$17.07	$16.88	$20.62	$20.92

Total return[3]	(2.74)%[4]	12.95%	24.93%	1.13%[4]	(12.79)%	0.93%	22.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,484	$57,424	$54,657	$52,402	$76,514	$101,977	$83,874

Ratio of expenses to average net assets (including dividends from securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.75%[6]	1.83%	1.87%[5]	1.85%[5,6]	1.80%[5]	1.69%[5]	1.82%[5]
After fees waived and expenses absorbed/recovered	1.57%[6]	1.52%	1.79%[5]	1.85%[5,6]	1.80%[5]	1.69%[5]	1.82%[5]
Ratio of net investment income (loss) to average net assets (including dividends from securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.38)%[6]	0.16%	(0.01)%	0.83%[6]	(0.42)%	(0.93)%	(1.36)%
After fees waived and expenses absorbed/recovered	(0.20)%[6]	0.47%	0.07%	0.83%[6]	(0.42)%	(0.93)%	(1.36)%

Portfolio turnover rate	11%[4]	26%	577%	649%[4]	742%	330%	437%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class I shareholders received Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2020 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends on securities sold short and interest expense had been excluded for the year ended September 30, 2024, the expense ratios would have remained unchanged and for the period ended September 30, 2023, the expense ratios would have been lower by 0.07%. For the years ended December 31, 2022, 2021, 2020, the ratios would have been lowered by 0.08%, 0.06%, and 0.10% , respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

25

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class D*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended			For the
	March 31, 2026	For the Year Ended September 30,		Period Ended	For the Year Ended August 31,
	(Unaudited)	2025	2024	September 30, 2023**	2023	2022	2021
Net asset value, beginning of period	$15.21	$16.67	$14.06	$14.79	$15.56	$18.66	$15.49
Income from Investment Operations:
Net investment income (loss)[1]	0.25	0.46	0.64	0.12	0.37	0.27	0.15
Net realized and unrealized gain (loss)	(0.28)	(1.31)	2.94	(0.61)	(0.16)	(2.40)	4.00
Total from investment operations	(0.03)	(0.85)	3.58	(0.49)	0.21	(2.13)	4.15

Less Distributions:
From net investment income	(0.30)	(0.54)	(0.73)	(0.12)	(0.58)	(0.32)	(0.47)
From return of capital	-	(0.07)	(0.24)	(0.12)	(0.40)	(0.65)	(0.51)
Total distributions	(0.30)	(0.61)	(0.97)	(0.24)	(0.98)	(0.97)	(0.98)

Net asset value, end of period	$14.88	$15.21	$16.67	$14.06	$14.79	$15.56	$18.66

Total return[2]	(0.16)%[3]	(5.10)%	26.13%	(3.34)%[3]	2.12%	(11.90)%	27.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,541	$4,024	$6,302	$5,673	$5,936	$7,364	$10,420

Ratio of expenses to average net assets (including dividends from securities short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	3.21%[5]	3.26%	3.81%	3.70%[5]	3.10%	2.56%	2.40%
After fees waived and expenses absorbed/recovered[4]	2.58%[5]	2.97%	3.52%	3.20%[5]	2.98%	2.51%	2.43%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.60%[5]	2.67%	3.90%	9.53%[5]	2.51%	1.49%	0.90%
After fees waived and expenses absorbed/recovered	3.23%[5]	2.96%	4.19%	10.03%[5]	2.63%	1.54%	0.88%

Portfolio turnover rate	14%[3]	150%	63%	5%[3]	46%	93%	149%

*	Financial information from August 31, 2021 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective September 1, 2023.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 0.18% for the six months ended March 31, 2026. For the years ended September 30, 2025 and 2024, the expense ratios would have been lower by 0.57% and 1.12%. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022 and 2021, the expense ratios would have been lower by 0.58%, 0.17% and 0.09%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

26

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended			For the
	March 31, 2026	For the Year Ended September 30,		Period Ended	For the Year Ended August 31,
	(Unaudited)	2025	2024	September 30, 2023**	2023	2022	2021
Net asset value, beginning of period	$15.66	$17.14	$14.43	$15.19	$15.96	$19.08	$15.78
Income from Investment Operations:
Net investment income (loss)[1]	0.33	0.64	0.81	0.13	0.53	0.45	0.32
Net realized and unrealized gain (loss)	(0.29)	(1.35)	3.03	(0.62)	(0.18)	(2.46)	4.10
Total from investment operations	0.04	(0.71)	3.84	(0.49)	0.35	(2.01)	4.42

Less Distributions:
From net investment income	(0.38)	(0.67)	(0.85)	(0.14)	(0.67)	(0.46)	(0.61)
From return of capital	-	(0.10)	(0.28)	(0.13)	(0.45)	(0.65)	(0.51)
Total distributions	(0.38)	(0.77)	(1.13)	(0.27)	(1.12)	(1.11)	(1.12)

Net asset value, end of period	$15.32	$15.66	$17.14	$14.43	$15.19	$15.96	$19.08

Total return[2]	0.28%[3]	(4.12)%	27.35%	(3.23)%[3]	3.16%	(10.97)%	29.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,376	$26,113	$49,761	$59,638	$62,787	$120,093	$181,351

Ratio of expenses to average net assets (including dividends from securities short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.21%[5]	2.26%	2.81%	2.70%[5]	2.10%	1.56%	1.40%
After fees waived and expenses absorbed/recovered[4]	1.58%[5]	1.97%	2.52%	2.20%[5]	1.98%	1.51%	1.43%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.60%[5]	3.67%	4.90%	10.53%[5]	3.51%	2.49%	1.88%
After fees waived and expenses absorbed/recovered	4.23%[5]	3.96%	5.19%	11.03%[5]	3.63%	2.53%	1.85%

Portfolio turnover rate	14%[3]	150%	63%	5%[3]	46%	93%	149%

*	Financial information from August 31, 2021 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective September 1, 2023.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lower by 0.18% for the six months ended March 31, 2026. For the years ended September 30, 2025 and 2024, the expense ratios would have been lower by 0.57% and 1.12%. For the period ended September 30, 2023, the expense ratios would have been lower by 0.80%. For years ended August 31, 2023, 2022 and 2021, the expense ratios would have been lower by 0.58%, 0.17% and 0.09%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

27

AXS Tactical Income Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended			For the
	March 31, 2026	For the Year Ended September 30,		Period Ended	For the Year Ended December 31,
	(Unaudited)	2025	2024	September 30, 2023 **	2022	2021	2020
Net asset value, beginning of period	$8.86	$8.89	$8.70	$9.11	$10.12	$10.54	$10.13
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.31	0.46	0.37	0.23	0.42	0.37
Net realized and unrealized gain (loss)	(0.09)	(0.02)	0.19	(0.40)	(1.00)	(0.45)	0.33
Total from investment operations	0.07	0.29	0.65	(0.03)	(0.77)	(0.03)	0.70

Less Distributions:
From net investment income	(0.16)	(0.32)	(0.46)	(0.38)	(0.24)	(0.39)	(0.30)
Return of capital	-	-	-	-	-	- [2]	(0.01)
Total distributions	(0.16)	(0.32)	(0.46)	(0.38)	(0.24)	(0.39)	(0.31)

Redemption fee proceeds [1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]	0.02
Net asset value, end of period	$8.77	$8.86	$8.89	$8.70	$9.11	$10.12	$10.54

Total return [3]	0.77%[4]	3.40%	7.68%	(0.35)%[4]	(7.66)%	(0.36)%	7.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,607	$31,822	$32,643	$34,848	$41,526	$62,146	$43,420

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered [5]	1.62%[6]	1.65%	1.76%	1.68%[6]	1.58%	1.51%	1.57%
After fees waived and expenses absorbed/recovered [5]	1.62%[6]	1.65%	1.76%	1.68%[6]	1.58%	1.51%	1.61%[7]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	3.59%[6]	3.53%	5.21%	5.50%[6]	2.42%	4.04%	3.60%
After fees waived and expenses absorbed/recovered	3.59%[6]	3.53%	5.21%	5.50%[6]	2.42%	4.04%	3.56%

Portfolio turnover rate	59%[4]	216%	406%	612%[4]	894%	555%	478%

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class I shareholders received Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2020 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived and absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended March 31, 2026. For the years ended September 30, 2025 and 2024, the period ended September 30, 2023 and the years ended December 31, 2022, 2021, and 2020, the ratios would have been lowered by 0.01%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%.
[6]	Annualized.
[7]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

28

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.77	$23.02	$15.77	$11.99	$35.13	$31.14
Income from Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.26)	(0.18)	(0.12)	(0.21)	(0.34)
Net realized and unrealized gain (loss)	(8.66)	8.01	7.43	4.00	(16.26)	9.73
Net increase from payment by affiliates	- [2,3]	-	-	-	- [2,3]	- [2,3]
Total from investment operations	(8.80)	7.75	7.25	3.88	(16.47)	9.39

Less Distributions:
From net investment income	-	-	-	(0.10)	(2.56)	-
From net realized gain	-	-	-	-	(4.11)	(5.41)
Total distributions	-	-	-	(0.10)	(6.67)	(5.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$21.97	$30.77	$23.02	$15.77	$11.99	$35.13

Total return[4]	(28.60)%[5]	33.67%	45.97%	32.56%	(57.66)%	33.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,867	$30,558	$30,142	$32,897	$34,824	$103,229

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.01%[6,7]	1.96%[7]	1.97%[7]	1.97%	2.07%	1.85%
After fees waived and expenses absorbed/recovered	1.75%[6,7]	1.76%[7]	1.75%[7]	1.75%	1.75%	1.76%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.30)%[6]	(1.20)%	(1.10)%	(1.03)%	(1.29)%	(1.11)%
After fees waived and expenses absorbed/recovered	(1.04)%[6]	(1.00)%	(0.88)%	(0.81)%	(0.97)%	(1.02)%

Portfolio turnover rate	17%[5]	38%	29%	24%	72%	100%

*	Financial information from October 1, 2020 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $16, $1,532 and $3,927 for error during processing for the six months end March 31, 2026 and the years ended September 30, 2022 and 2021, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios were unchanged for the six months ended March 31, 2026. For the year ended September 30, 2025 the expense ratios would have been lowered by 0.01%. For the year ended September 30, 2024, the expense ratios remained unchanged.

See accompanying Notes to Financial Statements.

29

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.37	$21.39	$14.76	$11.22	$33.33	$29.98
Income from Investment Operations:
Net investment income (loss)[1]	(0.22)	(0.42)	(0.31)	(0.21)	(0.36)	(0.57)
Net realized and unrealized gain (loss)	(7.97)	7.40	6.94	3.75	(15.28)	9.32
Net increase from payment by affiliates	- [2,3]	-	-	-	- [2,3]	- [2,3]
Total from investment operations	(8.19)	6.98	6.63	3.54	(15.64)	8.75

Less Distributions:
From net investment income	-	-	-	-	(2.36)	-
From net realized gain	-	-	-	-	(4.11)	(5.41)
Total distributions	-	-	-	-	(6.47)	(5.41)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$20.18	$28.37	$21.39	$14.76	$11.22	$33.33

Total return[4]	(28.87)%[5]	32.63%	44.92%	31.55%	(57.99)%	32.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,046	$4,658	$4,086	$4,115	$4,210	$14,776

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	2.76%[6,7]	2.71%[7]	2.72%[7]	2.72%	2.82%	2.60%
After fees waived and expenses absorbed/recovered	2.50%[6,7]	2.51%[7]	2.50%[7]	2.50%	2.50%	2.51%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(2.05)%[6]	(1.95)%	(1.85)%	(1.78)%	(2.04)%	(1.86)%
After fees waived and expenses absorbed/recovered	(1.79)%[6]	(1.75)%	(1.63)%	(1.56)%	(1.72)%	(1.77)%

Portfolio turnover rate	17%[5]	38%	29%	24%	72%	100%

*	Financial information from October 1, 2020 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $16, $1,532 and $3,927 for error during processing for the six months end March 31, 2026 and the years ended September 30, 2022 and 2021, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios were unchanged for the six months ended March 31, 2026. For the year ended September 30, 2025 the expense ratios would have been lowered by 0.01%. For the year ended September 30, 2024, the expense ratios remained unchanged.

See accompanying Notes to Financial Statements.

30

AXS FTSE Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.43	$23.46	$16.02	$12.20	$35.63	$31.45
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.20)	(0.13)	(0.08)	(0.16)	(0.26)
Net realized and unrealized gain (loss)	(8.86)	8.17	7.57	4.05	(16.53)	9.84
Net increase from payment by affiliates	- [2,3]	-	-	-	- [2,3]	- [2,3]
Total from investment operations	(8.97)	7.97	7.44	3.97	(16.69)	9.58

Less Distributions:
From net investment income	-	-	-	(0.15)	(2.64)	-
From net realized gain	-	-	-	-	(4.11)	(5.41)
Total distributions	-	-	-	(0.15)	(6.75)	(5.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	0.01

Net asset value, end of period	$22.46	$31.43	$23.46	$16.02	$12.20	$35.63

Total return[4]	(28.54)%[5]	33.97%	46.44%	32.80%	(57.56)%	33.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,240	$77,956	$62,662	$67,916	$68,761	$257,170

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.76%[6,7]	1.71%[7]	1.72%[7]	1.72%	1.82%	1.60%
After fees waived and expenses absorbed/recovered	1.50%[6,7]	1.51%[7]	1.50%[7]	1.50%	1.50%	1.51%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(1.05)%[6]	(0.95)%	(0.85)%	(0.78)%	(1.04)%	(0.86)%
After fees waived and expenses absorbed/recovered	(0.79)%[6]	(0.75)%	(0.63)%	(0.56)%	(0.72)%	(0.77)%

Portfolio turnover rate	17%[5]	38%	29%	24%	72%	100%

*	Financial information from October 1, 2020 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS FTSE Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Affiliate reimbursed the Fund $16, $1,532 and $3,927 for error during processing for the six months end March 31, 2026 and the years ended September 30, 2022 and 2021, respectively. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios were unchanged for the six months ended March 31, 2026. For the year ended September 30, 2025 the expense ratios would have been lowered by 0.01%. For the year ended September 30, 2024, the expense ratios remained unchanged.

See accompanying Notes to Financial Statements.

31

AXS Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Note 1 – Organization

AXS Adaptive Plus Fund (the “Adaptive Plus Fund”), AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”), AXS Income Opportunities Fund (the “Income Opportunities Fund”), AXS Tactical Income Fund (the “Tactical Income Fund”) and AXS FTSE Venture Capital Return Tracker Fund (the “FTSE Venture Capital Return Tracker Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, other than the Adaptive Plus Fund, is a diversified fund. The Adaptive Plus Fund is a non-diversified fund.

The Adaptive Plus Fund’s investment objective is to seek capital appreciation in rising and falling U.S. equity markets. The Adaptive Plus Fund currently offers one class of shares, Class I. Investor Class Shares are not currently available. The Fund’s Class I shares commenced operations on September 15, 2022.

The Dynamic Opportunity Fund’s investment objective is to seek long-term capital appreciation with a short-term focus on capital preservation. Effective July 1, 2023, the Dynamic Opportunity Fund changed fiscal year and tax year ends from December 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Dynamic Opportunity Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Dynamic Opportunity Fund acquired the assets and assumed the liabilities of the ACM Dynamic Opportunity Fund (the "AXS Dynamic Opportunity Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Dynamic Opportunity Predecessor Fund on May 10, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Dynamic Opportunity Fund assumed the performance and accounting history of the AXS Dynamic Opportunity Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Dynamic Opportunity Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Dynamic Opportunity Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	116,630	$1,881,167
Class I	3,939,339	64,761,951

The net unrealized appreciation of investments transferred was $7,284,210 as of the date of the acquisition.

The Income Opportunities Fund’s investment objective is to seek to maximize current income with potential for modest growth capital. Effective September 1, 2023, the Income Opportunities Fund changed fiscal year end from August 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

32

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The Income Opportunities Fund commenced investment operations on May 16, 2022 with Class A shares, Class D Shares and Class I shares. Prior to that date, the Income Opportunities Fund acquired the assets and assumed the liabilities of the Orinda Income Opportunities Fund (the “Income Opportunities Predecessor Fund”), a series of the RBB Fund, Inc., which offered three class of shares, Class A, Class D, and Class I shares. On May 6, 2022, beneficial owners of the Income Opportunities Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Income Opportunities Fund. The Plan of Reorganization was approved by the Trust’s Board on January 20, 2022 and by the RBB Fund, Inc. Board on January 20, 2022. The tax-free reorganization was accomplished on May 13, 2022. As a result of the reorganization, the Income Opportunities Fund assumed the performance and accounting history of the Income Opportunities Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Income Opportunities Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Income Opportunities Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	288,994	$4,713,613
Class D	500,841	7,997,228
Class I	7,682,748	125,743,540

The net unrealized depreciation of investments transferred was $14,736,986 as of the date of the acquisition.

The Tactical Income Fund’s investment objective is to seek to generate income, with capital preservation as a secondary objective. Effective July 1, 2023, the Tactical Income Fund changed fiscal and tax year ends from December 31 to September 30. Effective as of the close of business on January 10, 2025, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The Tactical Income Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Tactical Income Fund acquired the assets and assumed the liabilities of the ACM Tactical Income Fund (the "AXS Tactical Income Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Tactical Income Predecessor Fund on May 5, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Tactical Income Fund assumed the performance and accounting history of the AXS Tactical Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Tactical Income Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Tactical Income Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	236,949	$2,120,926
Class I	4,507,040	40,364,152

The net unrealized appreciation of investments transferred was $133,691 as of the date of the acquisition.

The FTSE Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

33

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The FTSE Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the FTSE Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " FTSE Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the FTSE Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the FTSE Venture Capital Return Tracker Fund assumed the performance and accounting history of the FTSE Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the FTSE Venture Capital Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the FTSE Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

34

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

35

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Equity Swaps (Total Return Swaps)

FTSE Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Fund enter into a “long” equity swap, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Fund will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Fund’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Fund on the notional amount. Alternatively, when the Fund enter into a “short” equity swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular referenced security or securities short, less the dividend expense that the Fund would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Fund will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

36

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund are contractually obligated to make. If the other party to an equity swap defaults, the Fund’ risk of loss consists of the net amount of payments that the Fund are contractually entitled to receive, if any. The Fund will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Fund’ current obligations.

Equity swaps are derivatives and their value can be very volatile. The Fund may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Fund may suffer a loss, which may be substantial. As of March 31, 2026, open swap agreements are shown in the Schedules of Investments.

(e) Real Estate Investment Trusts (“REITs”)

The Income Opportunities Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(f) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

37

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(i) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Income Opportunities Fund, which will distribute net investment income quarterly, and the Tactical Income Fund, which will distribute net investment income monthly. Net capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

38

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(k) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Investment Advisory Fees
Adaptive Plus Fund	1.50%
Dynamic Opportunity Fund	1.25%
Income Opportunities Fund	1.00%
Tactical Income Fund	1.00%
FTSE Venture Capital Return Tracker Fund	1.25%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the total limit on annual operating expenses of each fund.

39

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

These agreements are in effect until January 31, 2027 for the Funds, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual
	Operating Expenses†
	Class A Shares	Class C Shares	Class D Shares	Class I Shares
Adaptive Plus Fund	-	-	-	1.99%
Dynamic Opportunity Fund	-	-	-	2.15%
Income Opportunities Fund	-	-	2.40%	1.40%
Tactical Income Fund	-	-	-	2.00%
FTSE Venture Capital Return Tracker Fund	1.75%	2.50%	-	1.50%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended March 31, 2026, the Advisor waived a portion of its advisory fees totaling $58,715, $66,375 and $123,437 for the Adaptive Plus Fund, Income Opportunities Fund and FTSE Venture Capital Return Tracker Fund, respectively.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Adaptive Plus Fund	Income Opportunities Fund
August 31, 2026	$-	$117,609
September 30, 2026	68,537	28,256
September 30, 2027	14,184	176,578
September 30, 2028	63,852	123,736
September 30, 2029	58,715	66,375
Total	$205,288	$512,554

40

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

FTSE Venture Capital Return Tracker Fund
September 30, 2026	$243,172
September 30, 2027	262,693
September 30, 2028	205,456
September 30, 2029	123,437
Total	$834,758

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Dynamic Opportunity Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Adaptive Plus Fund. For the six months ended March 31, 2026, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

During the six months ended March 31, 2026, a service provider reimbursed the FTSE Venture Capital Return Tracker Fund $16 for losses from an NAV error. This amount is reported on the FTSE Venture Capital Return Tracker Fund’s Statements of Operations, Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2026, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The amount shown as “Fees paid indirectly” on the Statements of Operations is a portion of the Trustees fees paid by the Trust’s Co-Administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2026, are reported on the Statements of Operations.

41

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Adaptive Plus Fund	Dynamic Opportunity Fund	Income Opportunities Fund
Cost of investments	$29,409,142	$44,439,914	$15,079,727

Gross unrealized appreciation	$2,037,992	$13,310,190	$276,116
Gross unrealized depreciation	(17,544)	(3,841,098)	(280,668)
Net unrealized appreciation (depreciation) on investments	$2,020,448	$9,469,092	$(4,552)

	Tactical Income Fund	FTSE Venture Capital Return Tracker Fund
Cost of investments	$34,407,182	$63,920,558

Gross unrealized appreciation	$370,120	$17,907,239
Gross unrealized depreciation	(26,574)	(8,999,049)
Net unrealized appreciation (depreciation) on investments	$343,546	$8,908,190

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

42

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The tax basis of the components of distributable net earnings (accumulated deficit) at September 30, 2025 were as follows:

	Adaptive Plus Fund	Dynamic Opportunity Fund	Income Opportunities Fund
Undistributed ordinary income	$405,025	$993,488	$-
Undistributed long-term capital gains	189,211	594,986	-
Tax accumulated earnings	594,236	1,588,474	-

Accumulated capital and other losses	-	-	(52,220,340)
Unrealized appreciation (depreciation) on investments	2,220,578	9,003,808	(102,056)
Unrealized appreciation (depreciation) on payments from affiliates	-	292	-
Unrealized Trustees’ deferred compensation	(12,029)	(12,133)	(19,705)
Total accumulated earnings (deficit)	$2,802,785	$10,580,441	$(52,342,101)

	Tactical Income Fund	FTSE Venture Capital Return Tracker Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	-

Accumulated capital and other losses	(9,191,557)	(81,003,944)
Unrealized appreciation (depreciation) on investments	677,143	38,626,993
Unrealized appreciation (depreciation) on swap contracts	-	2,580,263
Unrealized Trustees’ deferred compensation	(7,470)	(59,488)
Total accumulated earnings (deficit)	$(8,521,884)	$(39,856,176)

43

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The tax character of the distributions paid during the years ended September 30, 2025 and September 30, 2024, were as follows:

	Adaptive Plus Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,032,022	$481,368
Net long-term capital gains	1,133,518	-
Total distributions paid	$2,165,540	$481,368

	Dynamic Opportunity Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$5,031,485	$675,287
Net long-term capital gains	5,635,334	-
Total distributions paid	$10,666,819	$675,287

	Income Opportunities Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,695,562	$3,201,274
Net long-term capital gains	-	-
Return of capital	206,359	993,326
Total distributions paid	$1,901,921	$4,194,600

	Tactical Income Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$1,132,094	$1,712,336
Net long-term capital gains	-	-
Total distributions paid	$1,132,094	$1,712,336

FTSE Venture Capital Return Tracker Fund
	September 30, 2025	September 30, 2024
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

As of September 30, 2025, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

Late-Year Ordinary Losses
FTSE Venture Capital Return Tracker Fund	$3,261,189

44

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

As of September 30, 2025, the Funds had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
Income Opportunities Fund	$31,280,502	$20,939,838	$52,220,340
Tactical Income Fund	8,581,967	609,590	9,191,557
FTSE Venture Capital Return Tracker Fund	77,742,755	-	77,742,755

Note 5 – Redemption Fee

The Dynamic Opportunity Fund, Tactical Income Fund and FTSE Venture Capital Return Tracker Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Dynamic Opportunity Fund	$-	$2,161
Tactical Income Fund	-	839
FTSE Venture Capital Return Tracker Fund	208	1,475

Note 6 – Investment Transactions

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales
Adaptive Plus Fund	$-	$-
Dynamic Opportunity Fund	5,841,703	6,306,167
Income Opportunities Fund	3,010,906	18,279,131
Tactical Income Fund	17,874,649	22,565,229
FTSE Venture Capital Return Tracker Fund	16,099,430	32,954,756

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares, Class C shares and Class D shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25%, 1.00% and 1.00%, respectively, of average daily net assets. Effective as of the close of business on January 10, 2025, the Class A Shares of Dynamic Opportunity Fund, Tactical Income Fund and Income Opportunities Fund were converted into Class I Shares. Class A shares were subsequently terminated. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended March 31, 2026, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

45

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fund-linked options are stated at fair value based on the fair value of the ProfitScore Capital Management, Inc. Regime Adaptive Equity trading program, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

46

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value:

Adaptive Plus Fund	Level 1	Level 2	Level 3*	Total
Investments
U.S. Treasury Bills	$-	$17,821,860	$-	$17,821,860
Short-Term Investments	6,383,266	-	-	6,383,266
Total Investments	6,383,266	17,821,860	-	24,205,126
Purchased Options Contracts	-	7,224,464	-	7,224,464
Total Investments and Purchased Options Contracts	$6,383,266	$25,046,324	$-	$31,429,590

Dynamic Opportunity Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks[1]	$36,605,681	$-	$-	$36,605,681
Exchange-Traded Funds	6,503,977	-	-	6,503,977
Mutual Funds	10,086,725	-	-	10,086,725
Short-Term Investments	712,623	-	-	712,623
Total Investments	$53,909,006	$-	$-	$53,909,006

Income Opportunities Fund	Level 1	Level 2**	Level 3**	Total
Investments
Exchange-Traded Funds	$14,791,446	$-	$-	$14,791,446
Short-Term Investments	283,729	-	-	283,729
Total Investments	$15,075,175	$-	$-	$15,075,175

Tactical Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Exchange-Traded Funds	$26,568,326	$-	$-	$26,568,326
Short-Term Investments	8,182,402	-	-	8,182,402
Total Investments	$34,750,728	$-	$-	$34,750,728

FTSE Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks[1]	$72,699,147	$-	$-	$72,699,147
Short-Term Investments	129,601	-	-	129,601
Total Assets	72,828,748	-	-	72,828,748
Liabilities
Other Financial Instruments***
Swap Contracts	-	1,451,470	-	1,451,470
Total Liabilities	$-	$1,451,470	$-	$1,451,470

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 3 securities at period end.
**	The Funds did not hold any Level 2 or 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
47

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Adaptive Plus Fund and FTSE Venture Capital Return Tracker Fund invested in options contracts and swap contracts during the six months ended March 31, 2026.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2026, by risk category are as follows:

Adaptive Plus Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$7,224,464

FTSE Venture Capital Return Tracker Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized depreciation on open swap contracts	$1,451,470

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2026, are as follows:

Adaptive Plus Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$549,766

48

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

FTSE Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(5,300,341)

Adaptive Plus Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(186,672)

FTSE Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(4,031,733)

The average quarterly volume of derivative instruments held by the Funds during the six months ended March 31, 2026, are as follows:

Adaptive Plus Fund
Purchased Options Contracts
Equity contracts	Notional Value	$62

FTSE Venture Capital Return Tracker Fund
Open Swap Contracts – Long
Equity contracts	Notional Value	$129,985,379

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

49

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of open swap contracts. As of March 31, 2026, the Funds are subject to a master netting arrangement for the open swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2026:

Adaptive Plus Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Purchased options contracts	Nomura	$7,224,464	$-	$-	$7,224,464

FTSE Venture Capital Return Tracker Fund
			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$(1,451,470)	$1,451,470	$-	$-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
50

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of March 31, 2026, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Mutual Funds - 18.5%
AXS Adaptive Plus Fund - Class I	$9,928,669	$197,400	$-	$-	$(39,344)	$10,086,725	$197,400
Total	$9,928,669	$197,400	$-	$-	$(39,344)	$10,086,725	$197,400

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Mutual Funds
AXS Adaptive Plus Fund - Class I	888,870	18,210	-	907,080
Total	888,870	18,210	-	907,080

Note 13 – Borrowing

The Income Opportunities Fund has entered into a borrowing agreement with BNP Paribas. The Fund may borrow amounts up to one-third of the value of its assets. The Income Opportunities Fund is charged interest of the overnight bank funding rate (OBFR) plus 0.40% and 1.30%. Interest expense for the six months ended March 31, 2026, is disclosed on the Statements of Operations, if applicable. Credit facility activity for the six months ended March 31, 2026, was as follows:

Maximum available credit as of March 31, 2026	$5,036,730
Largest amount outstanding on an individual day	719,608
Average daily loan outstanding	711,378
Credit facility outstanding as of March 31, 2026	-
Average interest rate when in use	5.08%
Interest	$19,487

Note 14 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Adaptive Plus Fund and Dynamic Opportunity Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

51

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 15 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 16 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2026, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Adaptive Plus Fund	Charles Schwab & Co.	63.9%
Adaptive Plus Fund	National Financial Services, LLC	35.0%
Dynamic Opportunity Fund	Charles Schwab & Co.	94.4%
Income Opportunities Fund	National Financial Services, LLC	28.4%
Income Opportunities Fund	Charles Schwab & Co.	26.9%
Tactical Income Fund	Charles Schwab & Co.	94.7%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 17 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Note 18 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

52

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

On March 10, 2026, the Funds’ Board of Trustees of the Trust approved a Plan of Liquidation for the Income Opportunities Fund (the “Fund”). The Plan of Liquidation authorized the termination, liquidation and dissolution of the Fund.

On April 17, 2026, the Fund liquidated and made a liquidating distribution to each remaining shareholder equal to the value of the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund was dissolved.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

53

AXS Funds

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on January 21, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	AXS Adaptive Plus Fund (the “Adaptive Plus Fund”),
●	AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”),
●	AXS FTSE Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Fund”),
●	AXS Income Opportunities Fund (the “Income Opportunities Fund”), and
●	AXS Tactical Income Fund (the “Tactical Income Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended October 31, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Adaptive Plus Fund’s annualized total return for the three-year period was below the Peer Group median return, the ProfitScore Regime-Adaptive Long/Short Equity Index (the “ProfitScore Index”) return, the U.S. Fund Long-Short Equity Fund Universe median return, and the S&P 500 Total Return Index return by 1.41%, 1.65%, 4.49%, and 16.50%, respectively. The Fund’s total return for the one-year period was below the ProfitScore Index return, the Peer Group and Fund Universe median returns, and the S&P 500 Total Return Index return by 2.96%, 9.68%, 12.47%, and 23.13%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance resulted from the underperformance of the ProfitScore Index, the underlying index that the Fund tracks, which was long too often in declining markets and short or in cash too often in rising markets.

●	The Dynamic Opportunity Fund’s total return for the one-year period was above the Peer Group and U.S. Fund Equity Hedged Fund Universe median returns and the Wilshire Liquid Alternative Global Macro Total Return Index (the “Wilshire Index”) return, but below the S&P 500 Total Return Index return by 5.12%. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the Wilshire Index return, the same as the Peer Group median return, but below the S&P 500 Total Return Index return by 9.93%. The Fund’s annualized total return for the ten-year period was above the Wilshire Index return, but below the Peer Group and Fund Universe median returns and the S&P 500 Total Return Index return by 0.01%, 0.06%, and 8.70%, respectively. The Fund’s annualized total return for the five-year period was above the Wilshire Index return, but below the Fund Universe and Peer Group median returns and the S&P 500 Total Return Index return by 1.94%, 2.26%, and 10.54%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group over the five- and ten-year periods was due to poor relative returns in 2021 and 2022, before the Advisor became the Fund’s investment advisor. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group for the five- and ten-year periods.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	The Venture Capital Return Tracker Fund’s annualized total return for the three-year period was above the Peer Group and U.S. Fund Large Growth Fund Universe median returns and the Nasdaq OTC Composite Index return, but below the FTSE Venture Capital Index return by 1.86%. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns and the Nasdaq OTC Composite Index return, but below the FTSE Venture Capital Index return by 2.17%. For the ten-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the Nasdaq OTC Composite Index return and the FTSE Venture Capital Index return by 0.13% and 2.41%, respectively. The Fund’s annualized total return for the five-year period was below the FTSE Venture Capital Index return by 1.81%, the Fund Universe median return by 5.81%, the Peer Group median return by 6.83%, and the Nasdaq OTC Composite Index return by 8.63%. The Trustees considered the Advisor’s explanation that the Fund tracks the FTSE Venture Capital Index, which is designed to replicate the return stream of venture capital-backed private companies, and that even though venture capital investing is growth oriented, the Fund’s implementation and return characteristics are different than many of the funds in the Peer Group. The Trustees also noted the Advisor’s assertion that the Fund’s underperformance relative to the Nasdaq OTC Composite Index over the five-year period was due to swap-based leverage, which compounded Fund losses in the first three quarters of 2022.

●	The Income Opportunities Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and U.S. Fund Preferred Stock Fund Universe median returns and the Bloomberg U.S. Aggregate Bond Total Return Index (the “Bloomberg U.S. Aggregate Index”) returns. For the ten-year period, the Fund’s annualized total return was above the Bloomberg U.S. Aggregate Index return, but below the Fund Universe and Peer Group median returns by 2.19% and 2.30%, respectively. The Fund’s total return for the one-year period was below the Bloomberg U.S. Aggregate Index return by 11.67%, the Fund Universe median return by 13.47%, and the Peer Group median return by 13.51%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the one-year period resulted from poor performance generally in the real estate and preferred stock sectors. The Trustees also considered the Advisor’s explanation that the Fund’s underperformance relative to the Peer Group for the ten-year period was due to poor returns in 2015 and 2018, combined with the real estate collapse in the first quarter of 2020 caused by the COVID-19 pandemic, all of which occurred prior to the Advisor becoming the Fund’s investment advisor.

●	The Tactical Income Fund’s annualized total return for the five-year period was above the Bloomberg U.S. Aggregate Index return, but below the Peer Group and U.S. Fund Nontraditional Bond Fund Universe median returns by 1.12% and 2.05%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 0.15%, the Bloomberg U.S. Aggregate Index return by 1.10%, and the Fund Universe median return by 2.26%. The Fund’s annualized total return for the three-year period was below the Peer Group median return, the Bloomberg U.S. Aggregate Index return, and the Fund Universe median return by 1.75%, 1.91%, and 3.80%, respectively. The Trustees considered the Advisor’s assertion that the Fund seeks to mitigate risk, and that volatility mitigation negatively impacted the Fund’s returns across all time periods. The Trustees observed, however, that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds (which is the second most favorable) in the Peer Group and Fund Universe for the three- and five-year periods, and in the second quartile of the funds in the Peer Group for the one-year period.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, the commitment of the Advisor to the maintenance and growth of each Fund’s assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Adaptive Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and U.S. Fund Long-Short Equity Fund Universe medians by 0.05% and 0.245%, respectively. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or the Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.38% and 0.49%, respectively. The Board considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Board also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Dynamic Opportunity Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and U.S. Fund Equity Hedged Fund Universe medians by 0.25% and 0.345%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or the Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.43% and 0.58%, respectively. The Trustees considered the Advisor’s observation that a number of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s total expenses were set at a level that the Advisor could support. The Trustees also observed that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

●	The Venture Capital Return Tracker Fund’s annual investment advisory fee (gross of fee waivers) was higher than the U.S. Fund Large Growth Fund Universe and Peer Group medians by 0.585% and 0.64%, respectively. The Board noted the Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund’s research index and underlying index. The Board also observed that for the fiscal year ended September 30, 2025, the Advisor waived a portion of its advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.73% and 0.76%, respectively. The Board considered the Advisor’s observation that a number of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s net expenses are set at a level at which the Advisor can maintain the viability of the Fund. The Trustees also observed that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of Funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Income Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and U.S. Fund Preferred Stock Fund Universe medians by 0.25% and 0.30%, respectively. The Board considered the Advisor’s belief that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, as the Fund engages in active stock analysis and selection, and that certain funds in the Peer Group do not have a mortgage REIT overlay like the Fund does, which is more costly to manage. The Board also observed that for the fiscal year ended September 30, 2025, the Advisor waived approximately 29% of the Fund’s advisory fee to comply with its expense limitation agreement.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.38% and 0.55%, respectively. The Trustees observed, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s net expenses are set at a level at which the Advisor can maintain the viability of the Fund.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	The Tactical Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and U.S. Fund Nontraditional Bond Fund Universe medians by 0.05% and 0.325%, respectively. The Board observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.08% and 0.93%, respectively. The Board observed, however, that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Advisor’s assertion that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor, and that the Fund’s net expenses are set at a level at which the Advisor can maintain the viability of the Fund.

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any of the Funds, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2025, noting that the Advisor had waived a significant portion of its advisory fee for Income Opportunities Fund, and had waived a portion of its advisory fee for the Adaptive Plus Fund, Dynamic Opportunity Fund, Venture Capital Return Tracker Fund, and Tactical Income Fund. The Board determined that the profits of the Advisor from its relationships with the Adaptive Plus Fund, Dynamic Opportunity Fund, Venture Capital Return Tracker Fund, Income Opportunities Fund, and Tactical Income Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/8/2026